INCOME TAX - Income Tax Rate Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Abstract]
Net loss before income taxes	$ (78,080)	$ (47,490)
Expected recovery at statutory rate	20,691	12,585
Non-capital loss acquired on acquisition of subsidiary	11,658	0
Share-based compensation	(3,680)	(1,242)
Share issuance costs	4,420	321
Difference between Canadian and foreign tax rates	(5,440)	(4,032)
Effect of exchange on unbooked deferred tax assets	(112)	438
Non-deductible expenses	(132)	(338)
Change in unrecognized deferred tax assets	(27,405)	(7,732)
Income tax recovery	$ 0	$ 0